Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000005044
Account Value [Line Items]
Line Graph and Table Measure Name			CCM Community Impact Bond Fund, CRA Shares
Accumulated Value		$ 500,000		$ 502,216	$ 498,436	$ 520,774	$ 548,431	$ 548,385	$ 509,429	$ 497,169	$ 502,870	$ 528,662	$ 553,251
C000048038
Account Value [Line Items]
Line Graph and Table Measure Name			CCM Community Impact Bond Fund, Institutional Shares
Accumulated Value		100,000		100,896	100,493	105,578	111,692	112,190	104,686	102,625	104,273	110,118	115,645
C000048039
Account Value [Line Items]
Line Graph and Table Measure Name			CCM Community Impact Bond Fund, Retail Shares
Accumulated Value		10,000		10,064	9,988	10,447	11,024	11,024	10,260	10,012	10,148	10,679	11,176
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		500,000		507,893	505,990	538,376	589,067	586,682	538,444	526,907	533,786	562,924	591,821
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		101,579	101,198	107,675	117,813	117,336	107,689	105,381	106,757	112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,158	10,120	10,768	11,781	11,734	10,769	10,538	10,676	11,258	11,836
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		500,000		506,636	503,845	532,534	570,768	573,144	534,824	528,020	538,556	572,524	600,848
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		100,000		101,327	100,769	106,507	114,154	114,629	106,965	105,604	107,711	114,505	120,170
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		$ 10,000		$ 10,133	$ 10,077	$ 10,651	$ 11,415	$ 11,463	$ 10,696	$ 10,560	$ 10,771	$ 11,450	$ 12,017

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.